Stock-Based Compensation (Details Narrative) - HubPages, Inc. [Member] - USD ($)		6 Months Ended		12 Months Ended
	Jul. 18, 2006	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock option, outstanding		7,645,220		7,663,220	1,345,000	1,393,854
Stock-based compensation		$ 18,293	$ 4,942	$ 9,884	$ 7,624
Number of non-vested shares acquired		5,269,352		4,444,964
Unrecognized compensation cost		$ 121,279
Unvested options weighted-average period		3 years 6 months
2006 Stock Option Plan [Member]
Number of shares authorized for issuance	8,490,962
Stock option maximum term	10 years
Stock option, vesting period	4 years
Stock option, outstanding				7,663,220
2006 Stock Option Plan [Member]
Stock option, outstanding		7,645,220